Acquisition of Siyata Mobile	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition of Siyata Mobile

15.	Acquisition of Siyata Mobile

The total consideration transferred for accounting purposes was determined based on the fair value of the equity interests that Core Gaming would have been required to issue to the former shareholders of Siyata Mobile to provide them with the same percentage ownership interest in the combined entity that they received as a result of the merger. The fair value of Core Gaming’s outstanding equity interests immediately before the merger was $160,000,000, representing an 84.46% ownership interest in the combined entity post-merger. Consequently, the total fair value of the combined entity’s equity was derived as approximately $189,448,487. The implied fair value of the deemed consideration attributable to the former shareholders of Siyata Mobile was calculated based on the remaining 15.54% ownership interest, amounting to $29,448,487.

Goodwill arising from the transaction was calculated as the excess of the deemed consideration over the fair value of Siyata Mobile’s identifiable net assets acquired. As of the acquisition date, the fair value of Siyata Mobile’s net assets was $15,438,987. Accordingly, goodwill of $14,009,500 was recognized.

The following summarizes the identified assets acquired and liabilities assumed pursuant to the accounting acquiree as of October 3, 2025:

Cash	3,510,499
Trade and other receivables	2,744,789
Prepaid expenses	270,878
Inventory	2,523,487
Advance to suppliers	329,260
Long term receivable	170,414
Right of use assets	448,883
Equipment	142,484
Intangible Assets	10,067,545
Total assets	20,208,239
Loans to financial institutions	1,642,477
Accounts payable and accrued liabilities	2,616,250
Lease obligations	381,178
Warrant and preferred share liability	100
Long term lease liability	129,247
Total liability	4,769,252
Net assets	15,438,987

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)